Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Obligations	As of June 30, 2024 and December 31, 2023, the Company had the following lease obligations:
Discount		June 30,	December 31,
Rate	Maturity	2024	2023
1.5% - 3.0%	2024-2025	€56,094	€37,579
1.5% - 3.0%	2024-2025	10,307	18,487
		€66,401	€56,066

Schedule of Lease Liabilities
Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,946
Repayment of Lease liability	(32,665)
Interest expense on lease liabilities	1,054
Balance - June 30, 2024	€66,402

Schedule of Maturity Lease Liabilities	The following table summarizes the maturity of our lease liabilities as of June 30, 2024:
2024 (excluding six months ended June 30, 2024)	€31,334
2025	33,020
2026	4,000
Total lease payments	68,354
Less: financing cost	(1,953)
Lease liabilities	€66,401

Schedule of Right-of-Use Assets	As of June 30, 2024 and December 31, 2023, the Company has right-of-use assets as follows:
Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935
Additions from lease modification	41,946
Depreciation	(31,571)
Balance - June 30, 2024	€65,310